Debt - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2012 Japanese Yen credit facility Libor plus 55 bps, due 2017 USD ($)	Jun. 30, 2012 Japanese Yen credit facility Libor plus 55 bps, due 2017 JPY (¥)
Debt Instrument [Line Items]
Principal amounts of Long-term debt payable in the year ending June 30, 2012	$ 225,589,000
Principal amounts of Long-term debt payable in the year ending June 30, 2013	399,000
Principal amounts of Long-term debt payable in the year ending June 30, 2014	153,000
Principal amounts of Long-term debt payable in the year ending June 30, 2015	253,220,000
Principal amounts of Long-term debt payable in the year ending June 30, 2016	75,174,000
Debt Instrument, issued amount					6,000,000,000
Line of Credit Facility, Amount Outstanding				73,000,000
Medium-term notes, maturity date				March 2017	March 2017
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2012	82,652,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2013	55,855,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2014	35,038,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2015	22,126,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2016	15,769,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, after 2016	57,270,000
Rental expense	$ 124,546,000	$ 118,496,000	$ 123,582,000